OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2017
Miscellaneous non-current assets [abstract]
OTHER LONG TERM ASSETS
Note 11: -	Other Long Term Assets

	December 31,
	2017	2016
	In thousands

Long term pre-paid expenses	$49	$40